INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
INCOME TAXES
Schedule of provision for income taxes for continuing operations
	Years Ended December 31,
	2011	2010	2009
Current tax expense (benefit):
Federal	$0	$6	$(53)
State	(6)	0	11
	(6)	6	(42)
Deferred tax expense (benefit):
Federal	62	(929)	17
State	5	(54)	2
	67	(983)	19
	$61	$(977)	$(23)

Schedule of Reconciliation between reported income tax expense (benefit) and income taxes calculated by the statutory federal income tax rate
	Years Ended December 31,
	2011	2010	2009
Tax expense at statutory federal rate of 35%	$57	$55	$67
State income taxes, net of federal income tax benefit	10	10	10
Tax attributable to noncontrolling interests	(4)	(3)	(3)
Other changes in valuation allowance	(2)	(1,054)	(110)
Change in tax contingency reserves, including interest	(12)	16	(24)
Termination of company-owned life insurance policies	0	0	37
Prior-year provision to return adjustment and other changes in deferred taxes, net of valuation allowance	7	(3)	(1)
Other items	5	2	1
	$61	$(977)	$(23)

Schedule of components of deferred tax assets and liabilities, including any valuation allowance
	December 31, 2011		December 31, 2010
	Assets	Liabilities	Assets	Liabilities
Depreciation and fixed-asset differences	$0	$418	$0	$469
Reserves related to discontinued operations and restructuring charges	5	0	4	0
Receivables (doubtful accounts and adjustments)	178	0	153	0
Deferred gain on debt exchanges	0	53	0	53
Accruals for retained insurance risks	197	0	217	0
Intangible assets	0	115	0	103
Other long-term liabilities	53	0	52	0
Benefit plans	190	0	185	0
Other accrued liabilities	31	0	14	0
Investments and other assets	5	0	4	0
Net operating loss carryforwards	695	0	842	0
Stock-based compensation	44	0	83	0
Other items	41	0	46	0
	1,439	586	1,600	625
Valuation allowance	(61)	0	(66)	0
	$1,378	$586	$1,534	$625

Reconciliation of the deferred tax assets and liabilities and the corresponding amounts reported in the accompanying Consolidated Balance Sheets
	December 31,
	2011	2010
Current portion of deferred income taxes	$418	$282
Deferred income taxes, net of current portion	374	627
Noncurrent deferred income tax liability	0	0
Net deferred tax asset (liability)	$792	$909

Schedule of changes in unrecognized tax benefits that have impacted deferred tax assets and liabilities
	Continuing Operations	Discontinued Operations	Total
Balance at December 31, 2008	$61	$17	$78
Additions for prior-year tax positions	0	0	0
Reductions for tax positions of prior years	(16)	(4)	(20)
Additions for current-year tax positions	2	0	2
Reductions for current-year tax positions	0	0	0
Reductions due to settlements with taxing authorities	(11)	(1)	(12)
Reductions due to a lapse of statute of limitations	(2)	0	(2)
Balance at December 31, 2009	34	12	46
Additions for prior-year tax positions	12	0	12
Reductions for tax positions of prior years	(12)	(11)	(23)
Additions for current-year tax positions	1	0	1
Reductions for current-year tax positions	0	0	0
Reductions due to settlements with taxing authorities	0	0	0
Reductions due to a lapse of statute of limitations	(1)	0	(1)
Balance at December 31, 2010	34	1	35
Additions for prior-year tax positions	15	0	15
Reductions for tax positions of prior years	(2)	0	(2)
Additions for current-year tax positions	3	0	3
Reductions for current-year tax positions	0	0	0
Reductions due to settlements with taxing authorities	(12)	0	(12)
Reductions due to a lapse of statute of limitations	(4)	0	(4)
Balance at December 31, 2011	$34	$1	$35